Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fixed rate debt carrying value	$ 830.0	$ 1,030.0
Fixed rate debt difference between carrying value and fair value	$ 3.2	$ 45.7